Prepayment, Net	12 Months Ended
Oct. 31, 2024
Prepayment, Net [Abstract]
PREPAYMENT, NET
4.	PREPAYMENT, NET

Prepayment as of October 31, 2024 and 2023 are as follows:

	October 31, 2024	October 31, 2023
Prepayment	$95,804	$627,906
Less: Allowance for bad debt	(88,105)	(97,691)
Totals	$7,699	$530,215

The following table sets forth the movement of allowance for prepayment:

	October 31, 2024	October 31, 2023
Balance, at beginning of the year	$97,691	$97,849
Reversal	(12,198)	—
Exchange rate difference	2,612	(158)
Balance, at end of the year	$88,105	$97,691